Long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 31,111	$ 33,324
Weichai Westport Inc [Member]
Schedule of Equity Method Investments [Line Items]
Long-term investments	19,065	18,791
Cummins Westport, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Long-term investments	10,731	13,196
Other Equity Accounted for Investees [Member]
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 1,315	$ 1,337